FVM - Financial instruments not measured at fair value (Detail 1.2) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Carrying value
Due to banks		SFr 7,533	[1],[2]	SFr 10,645
Cash collateral on securities lent		1,789	[1],[2]	2,818
Repurchase agreements		15,255	[1],[2]	6,612
Cash collateral payables on derivative instruments		30,247	[1],[2]	35,472
Due to customers		408,999	[1],[2]	423,672
Debt issued	[3]	139,551		103,649
Other liabilities		57,064		62,020
Fair Value
Financial liabilities, at fair value	[4]	212,323		246,150
Not measured at fair value
Carrying value
Due to banks		7,500		10,600
Cash collateral on securities lent		1,800		2,800
Repurchase agreements		15,300		6,600
Cash collateral payables on derivative instruments		30,200		35,500
Due to customers		409,000		423,700
Debt issued		139,600		103,700
Other liabilities		36,300		38,300
Level 1
Fair Value
Financial liabilities, at fair value	[4]	26,435		19,347
Level 2
Fair Value
Financial liabilities, at fair value	[4]	170,138		211,660
Level 3
Fair Value
Financial liabilities, at fair value	[4]	15,750		15,143
Due to banks | Not measured at fair value
Fair Value
Financial liabilities, at fair value		7,500		10,600
Due to banks | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		6,500		8,800
Due to banks | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		1,100		1,900
Due to banks | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Cash collateral on securities lent | Not measured at fair value
Fair Value
Financial liabilities, at fair value		1,800		2,800
Cash collateral on securities lent | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Cash collateral on securities lent | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		1,800		2,800
Cash collateral on securities lent | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Repurchase agreements | Not measured at fair value
Fair Value
Financial liabilities, at fair value		15,300		6,600
Repurchase agreements | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Repurchase agreements | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		15,300		6,600
Repurchase agreements | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Cash collateral payables on derivative instruments | Not measured at fair value
Fair Value
Financial liabilities, at fair value		30,200		35,500
Cash collateral payables on derivative instruments | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Cash collateral payables on derivative instruments | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		30,200		35,500
Cash collateral payables on derivative instruments | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Due to customers | Not measured at fair value
Fair Value
Financial liabilities, at fair value		409,000		423,700
Due to customers | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Due to customers | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		409,000		423,700
Due to customers | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Debt issued | Not measured at fair value
Fair Value
Financial liabilities, at fair value		143,500		106,100
Debt issued | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Debt issued | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		139,100		103,500
Debt issued | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		4,300		2,600
Other liabilities | Not measured at fair value
Fair Value
Financial liabilities, at fair value		36,300		38,400
Other liabilities | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
Other liabilities | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		36,300		38,400
Other liabilities | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG
Carrying value
Due to banks		7,533	[1],[2]	10,645
Cash collateral on securities lent		1,789	[1],[2]	2,818
Repurchase agreements		15,255	[1],[2]	6,612
Cash collateral payables on derivative instruments		30,247	[1],[2]	35,472
Due to customers		447,141	[1],[2]	450,199
Debt issued	[3]	104,749		78,998
Other liabilities		54,990		60,443
Fair Value
Financial liabilities, at fair value	[4]	212,324		246,152
UBS AG | Not measured at fair value
Carrying value
Due to banks		7,500		10,600
Cash collateral on securities lent		1,800		2,800
Repurchase agreements		15,300		6,600
Cash collateral payables on derivative instruments		30,200		35,500
Due to customers		447,100		450,200
Debt issued		104,800		79,000
Other liabilities		37,100		39,000
UBS AG | Level 1
Fair Value
Financial liabilities, at fair value	[4]	26,435		19,349
UBS AG | Level 2
Fair Value
Financial liabilities, at fair value	[4]	170,139		211,660
UBS AG | Level 3
Fair Value
Financial liabilities, at fair value	[4]	15,750		15,143
UBS AG | Due to banks | Not measured at fair value
Fair Value
Financial liabilities, at fair value		7,500		10,600
UBS AG | Due to banks | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		6,500		8,800
UBS AG | Due to banks | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		1,100		1,900
UBS AG | Due to banks | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Cash collateral on securities lent | Not measured at fair value
Fair Value
Financial liabilities, at fair value		1,800		2,800
UBS AG | Cash collateral on securities lent | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Cash collateral on securities lent | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		1,800		2,800
UBS AG | Cash collateral on securities lent | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Repurchase agreements | Not measured at fair value
Fair Value
Financial liabilities, at fair value		15,300		6,600
UBS AG | Repurchase agreements | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Repurchase agreements | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		15,300		6,600
UBS AG | Repurchase agreements | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Cash collateral payables on derivative instruments | Not measured at fair value
Fair Value
Financial liabilities, at fair value		30,200		35,500
UBS AG | Cash collateral payables on derivative instruments | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Cash collateral payables on derivative instruments | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		30,200		35,500
UBS AG | Cash collateral payables on derivative instruments | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Due to customers | Not measured at fair value
Fair Value
Financial liabilities, at fair value		448,800		450,600
UBS AG | Due to customers | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Due to customers | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		448,800		450,600
UBS AG | Due to customers | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Debt issued | Not measured at fair value
Fair Value
Financial liabilities, at fair value		107,000		81,100
UBS AG | Debt issued | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Debt issued | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		102,700		78,500
UBS AG | Debt issued | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		4,300		2,600
UBS AG | Other liabilities | Not measured at fair value
Fair Value
Financial liabilities, at fair value		37,100		39,000
UBS AG | Other liabilities | Level 1 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		0		0
UBS AG | Other liabilities | Level 2 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		37,100		39,000
UBS AG | Other liabilities | Level 3 | Not measured at fair value
Fair Value
Financial liabilities, at fair value		SFr 0		SFr 0

[1]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[2]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[3]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[4]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented